Revenue (Tables)	6 Months Ended
Jun. 30, 2023
Texts Block [Abstract]
Summary of Revenue from Contracts with Customers	Revenue streams

	For six months ended June 30
	2023	2022
(in $ millions)	$	$
Deliveries	567	224
Mobility	401	273
Financial services	79	24
Enterprise and new initiatives	45	28
	1,092	549